Earnings Per Share	12 Months Ended
Dec. 31, 2018
Disclosure For Earnings Per Share [Abstract]
Earnings Per Share
Note 24.  Earnings Per Share

Earnings per share data for the years ended December 31, 2018, 2017 and 2016 are summarized as follows:
	2018	2017	2016
Basic income (loss) attributable to holders of common shares	$112,276	$(47,855)	$(25,361)
Effect of dilutive securities:	—	—	—
Diluted income (loss)	$112,276	$(47,855)	$(25,361)

	Number of Shares
	2018	2017	2016
Weighted average number of common shares outstanding – basic	12,534,801	12,544,141	12,628,454
Effect of dilutive securities:
Options	—	—	—
Weighted average number of common shares outstanding – diluted	12,534,801	12,544,141	12,628,454

In 2018, 2017 and 2016, the Group’s potential ordinary shares include stock options outstanding. In 2016, the potential ordinary shares also included contingently issuable shares pursuant to a share purchase agreement.
As at December 31, 2018, 2017 and 2016, there were 450,000, 575,000 and 40,000 stock options, respectively, outstanding that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they were antidilutive for the year ended December 31, 2018, 2017 and 2016.